UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-05506

College and University Facility Loan Trust Two
(Exact name of registrant as specified in charter)

c/o U.S. Bank One Federal Street Boston, MA			02110
(Address of principal executive offices)			(Zip code)

James Byrnes U.S. Bank Corporate Trust Services One Federal Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 603-6442

Date of fiscal year end:	November 30

Date of reporting period:	December 1, 2007 – November 30, 2008

ITEM 1.  REPORT TO STOCKHOLDERS.

College and University
Facility Loan Trust Two

Financial Statements
Year Ended November 30, 2008

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To U.S. Bank National Association, Owner Trustee, The Bank of New York Mellon Trust Company, N.A., Bond Trustee, and the Certificateholders of College and University Facility Loan Trust Two:

We have audited the accompanying statement of assets and liabilities of College and University Facility Loan Trust Two (the “Trust”), including the schedule of investments, as of November 30, 2008, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Trust is accounting for its investments under the amortized cost method of accounting, with its loan investments adjusted by an allowance for loan loss. In our opinion, accounting principles generally accepted in the United States of America require that the investments be accounted for under the fair value method of accounting and that the financial statements include the disclosures required under Statement of Financial Accounting Standards No. 157, Fair Value Measurements. Accounting for the investments under the fair value method of accounting, based on management’s estimate of fair value as described in Note 8, would result in an increase of approximately $6,652,000 in the recorded value of the investments as of November 30, 2008, and would result in a decrease in net assets resulting from operations of approximately $(3,005,000) and $(2,832,000) for the years ended November 30, 2008 and November 30, 2007, respectively.

In our opinion, except for the effect on the 2008 and 2007 financial statements of accounting for investments under the amortized cost method of accounting, as discussed in the preceding paragraph, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of College and University Facility Loan Trust Two as of November 30, 2008, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 29, 2009

College and University

Facility Loan Trust Two

Statement of Assets and Liabilities

November 30,	2008

Assets:

Investments, at amortized cost, net of allowance for loan losses of $832,376 (Notes 1, 2, 6, 7 and 8)	$45,775,601
Cash	44,226
Interest receivable	394,368
Loans receivable (Note 2)	131,000
Deferred bond issuance costs (Note 2)	99,659

Total assets	46,444,854

Liabilities:

Bonds payable, net of unamortized discount (Notes 3 and 8)	36,228,519
Bond interest payable (Note 3)	865,636
Accrued expenses and other liabilities	184,163
Distribution payable to Class B certificateholders (Note 5)	813,969

Total liabilities	38,092,287

Net Assets:

Class B certificates, par value $1 - authorized, issued and outstanding – 1,763,800 certificates (Note 5)	1,763,800
Distributions in excess of tax earnings (Note 2)	(1,342,209)
Additional paid-in capital (Note 2)	7,930,976

Total net assets	$8,352,567

Net asset value per Class B certificate (based on 1,763,800 certificates outstanding)	$4.74

The accompanying notes are an integral part of these financial statements.

College and University

Facility Loan Trust Two

Statement of Operations

Year ended November 30,	2008

Investment income:
Interest income (Note 2)	$4,771,294

Expenses:
Interest expense (Notes 2 and 3)	3,539,320
Servicer fees (Note 4)	44,398
Trustee fees (Note 4)	38,224
Other trust and bond administration expenses	296,523

Total expenses	3,918,465

Net investment income	852,829

Net increase in net assets resulting from operations	$852,829

The accompanying notes are an integral part of these financial statements.

College and University

Facility Loan Trust Two

Statement of Cash Flows

Year ended November 30,	2008

Cash flows from operating activities:
Interest received	$2,102,377
Interest paid	(1,907,528)
Operating expenses paid	(371,739)
Net decrease in funds held under investment agreements	179,623
Principal payments on loans	7,779,009

Net cash provided by operating activities	7,781,742

Cash flows from financing activities:
Principal repayments on Bonds	(6,518,764)
Distributions to Class B certificateholders	(1,456,469)

Net cash used in financing activities	(7,975,233)

Net decrease in cash	(193,491)

Cash, beginning of year	237,717

Cash, end of year	$44,226

Reconciliation of net increase in net assets resulting from operations to net cash provided by operating activities:
Net increase in net assets resulting from operations	$852,829
Decrease in interest receivable	50,741
Increase in accrued expenses and other liabilities	7,406
Decrease in Bond interest payable	(130,375)
Decrease in investment contracts	179,623
Decrease in loan principal balance	7,779,009
Amortization of original issue discount on Bonds	1,736,146
Amortization of purchase discount on loans	(2,719,658)
Amortization of deferred Bond issuance costs	26,021

Net cash provided by operating activities	$7,781,742

The accompanying notes are an integral part of these financial statements.

College and University

Facility Loan Trust Two

Statements of Changes in Net Assets

Years ended November 30,	2008	2007

From operations:
Net investment income	$852,829	$1,071,880
Reduction in reserve for loan loss	—	100,000

Net increase in net assets applicable to Class B certificateholders resulting from operations	852,829	1,171,880

Distributions to Class B certificateholders from:
Tax return of capital (Note 5)	(1,233,825)	(1,655,782)

Net decrease in net assets	(380,996)	(483,902)

Net assets:
Beginning of year	8,733,563	9,217,465

End of year	$8,352,567	$8,733,563

The accompanying notes are an integral part of these financial statements.

College and University

Facility Loan Trust Two

Financial Highlights

Years ended November 30,	2008		2007		2006		2005		2004

Net asset value, beginning of year	$4.95		$5.23		$6.23		$5.97		$6.87

Net investment income	.49		.61		.75		.70		1.20

Provision for loan loss	—		.05		.28		—		—

Distribution to Class B certificateholders:
As tax return of capital	(0.70)		(0.94)		(2.03)		(.44)		(2.10)

Net asset value, end of year	$4.74		$4.95		$5.23		$6.23		$5.97

Total investment return(a)	N/A		N/A		N/A		N/A		N/A

Net assets applicable to Class B certificates, end of year	$8,352,567		$8,733,563		$9,217,465		$10,989,952		$10,525,419

Ratios and Supplemental Data:

Ratio of operating expenses to average net assets applicable to Class B certificates	45.87	%(b)	49.51	%(b)	52.81	%(b)	54.60	%(b)	71.19	%(b)

Ratio of net investment income to average net assets applicable to Class B certificates	9.98%		11.94%		13.09%		11.54%		18.67%

Number of Class B certificates outstanding, end of year	1,763,800		1,763,800		1,763,800		1,763,800		1,763,800

(a)

The Trust’s investments are recorded at amortized cost as discussed in Note 2. Accordingly, the financial statements do not reflect the market value of such investments. For this reason, management believes that no meaningful information can be provided regarding “Total investment return” and has not included information under that heading. In addition, as the Trust did not purchase or sell investments during the periods presented, “portfolio turnover” would have been 0% for all periods presented.

(b)

Excluding interest expense, the ratio of operating expenses to average net assets applicable to Class B certificates was 4.44%, 4.07%, 3.76%, 3.58%, and 3.89% in 2008, 2007, 2006, 2005 and 2004, respectively.

The accompanying notes are an integral part of these financial statements.

College and University

Facility Loan Trust Two

Notes to Financial Statements

1.        Organization and Business

College and University Facility Loan Trust Two (the Trust) was formed on March 11, 1988 as a business trust under the laws of the Commonwealth of Massachusetts by a declaration of trust by the Bank of Boston (the Owner Trustee), succeeded by State Street Bank and Trust Company, succeeded by US Bank (successor Owner Trustee), not in its individual capacity, but solely as Owner Trustee.  The Trust is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end, management investment company.

The Trust was formed for the sole purpose of raising funds through the issuance and sale of bonds (the Bonds).  The Trust commenced operations on May 12, 1988 (the Closing Date) and issued Bonds in four tranches in the aggregate principal amount (at maturity) of $450,922,000.  The Bonds constitute full recourse obligations of the Trust.  The collateral securing the Bonds consists primarily of a pool of college and university facility loans (the Loans) to various postsecondary educational institutions and funds held under the indenture (the Indenture) and the investment agreements.  The Loans were originated by, or previously assigned to, the United States Department of Education (ED) under the College Housing Loan Program or the Academic Facilities Loan Program.  The Loans, which have been assigned to The Bank of New York, National Association, as successor in interest to J.P. Morgan Trust Company, National Association, as successor in interest to Bank One Trust Company, NA, formerly The First National Bank of Chicago (the Bond Trustee), are secured by various types of collateral, including mortgages on real estate, general recourse obligations of the borrowers, pledges of securities and pledges of revenues.  As of the Closing Date, the Loans had a weighted average stated interest rate of approximately 3.18% and a weighted average remaining term to maturity of approximately 18.77 years.  Payments on the Loans are managed by the Bond Trustee in various fund accounts and are invested under investment contracts (Note 2) as specified in the Indenture.

College and University

Facility Loan Trust Two

Notes to Financial Statements

1.        Organization and Business (Continued)

All payments on the Loans and earnings under the investment agreements and any required transfers from the Expense and Liquidity Funds are deposited to the credit of the Revenue Fund held by the Bond Trustee, as defined within, and in accordance with the Indenture.  On each bond payment date, amounts on deposit in the Revenue Fund are applied in the following order of priority: to pay amounts due on the Bonds, to pay administrative expenses not previously paid from the Expense Fund, to fund the Expense Fund to the Expense Fund Requirement and to fund the Liquidity Fund to the Liquidity Fund Requirement.  Any funds remaining in the Revenue Fund on such payment date will be used to further pay down the Bonds to the extent of the maximum principal distribution amount, after which any residual amounts are paid to the certificateholders, as discussed in Note 5.

On the Closing Date, certificates were issued by the Trust to ED as partial payments for the Loans.  In December 1989, ED sold, through a private placement, all of its ownership interest in the Trust.

2.        Summary of Significant Accounting Policies

(a)       College and University Facility Loans

The Loans were purchased and recorded at a discount below par.  Pursuant to a “no-action letter” that the Trust received from the Securities and Exchange Commission, the Loans, included in investments in the accompanying statement of assets and liabilities, are being accounted for under the amortized cost method of accounting, net of any allowance for loan loss.  Under this method, the difference between the cost of each Loan to the Trust and the scheduled principal and interest payments is amortized, assuming no prepayments of principal, and included in the Trust’s income by applying the Loan’s effective interest rate to the amortized cost of that Loan.  When a Loan prepays, the remaining discount is recognized as interest income in the same accounting period.  The remaining balance of the purchase discount on the Loans as of November 30, 2008 was approximately $13,648,000.  As a result of prepayments of Loans during the year ended November 30, 2008, additional interest income of approximately $87,000 was recognized in the statement of operations.

College and University

Facility Loan Trust Two

Notes to Financial Statements

2.        Summary of Significant Accounting Policies (Continued)

(a)       College and University Facility Loans (Continued)

The Trust’s policy is to generally discontinue the accrual of interest on Loans for which payment of principal or interest is 180 days or more past due or for other such Loans that management believes the collection of interest and principal is doubtful.  When a Loan is placed on nonaccrual status, all previously accrued, but uncollected interest is reversed against the current period’s interest income. Subsequently, interest income is generally recognized when received.  Payments are generally applied to interest first, with the balance, if any, applied to principal.  At November 30, 2008, one Loan has been placed on nonaccrual status, as discussed in Note 6.

The allowance for loan losses is based on the Trust’s evaluation of the level of the allowance required to reflect the risks in the loan portfolio, based on circumstances and conditions known or anticipated at each reporting date.  The methodology for assessing the appropriateness of the allowance consists of a review of the following three key elements:

(1)     a valuation allowance for loans identified as impaired,

(2)     a formula-based general allowance for the various loan portfolio classifications, and

(3)     an unallocated allowance.

A loan is impaired when, based on current information and events, it is probable that the Trust will be unable to collect all amounts due in accordance with the contractual terms of the loan agreement.  Loans identified as impaired are further evaluated to determine the estimated extent of impairment.

The formula-based general allowance is derived primarily from a risk-rating model that grades loans based on general characteristics of credit quality and relative risk.  As credit quality for individual loans deteriorates, the risk rating and the allowance allocation percentage increases.  The sum of these allocations comprise the Trust’s formula-based general allowance.

College and University

Facility Loan Trust Two

Notes to Financial Statements

2.        Summary of Significant Accounting Policies (Continued)

(a)       College and University Facility Loans (Continued)

In addition to the valuation and formula-based general allowance, there is an unallocated allowance.  This element recognizes the estimation risks associated with the valuation and formula-based models.  It is further adjusted for qualitative factors including, among others, general economic and business conditions, credit quality trends, and specific industry conditions.

There are inherent uncertainties with respect to the final outcome of loans and as such, actual losses may differ from the amounts reflected in the financial statements.

Accounting principles generally accepted in the United States of America (GAAP), requires that the Loans be accounted for under the fair value method of accounting.  However, management believes that the amortized cost method of accounting net of any allowance for loan loss best serves the informational needs of the users of the Trust’s financial statements.

(b)       Other Investments

Other investments, which are included in investments in the accompanying statement of assets and liabilities, consist of two investment agreements issued by JP Morgan Chase Bank, bearing fixed rates of interest of 7.05% and 7.75%.  These investments may take the form of repurchase agreements (the underlying collateral of which shall be as to form and substance acceptable to each nationally recognized statistical rating agency that rates the Bonds), time deposits or other lawful investments at JP Morgan Chase Bank’s option.  These investments are carried at amortized cost.  These investment agreements terminate on the earlier of June 1, 2018 or the date on which the Bonds are paid-in-full.

GAAP requires that the investments be accounted for under the fair value method of accounting.  However, management believes that the amortized cost method of accounting best serves the informational needs of the users of the Trust’s financial statements.

College and University

Facility Loan Trust Two

Notes to Financial Statements

2.        Summary of Significant Accounting Policies (Continued)

(c)       Federal Income Taxes

It is the Trust’s policy to comply with the requirements applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its investment company taxable income to its certificateholders each year.  Accordingly, no federal or state income tax provision is required.

For tax purposes, the Loans were transferred to the Trust at their face values.  Accordingly, the accretion of the purchase discount creates a permanent book-tax difference.

The Trust adopted FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes-an Interpretation of FASB Statement No. 109 (“FIN 48”) effective December 1, 2007. FIN 48 requires the Trust to determine whether a tax position of the Trust is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 was applied to all existing tax positions upon initial adoption.  The Trust has evaluated the known implications of FIN 48 on its computation of net assets for the Trust. As a result of this evaluation, the Trust has concluded that FIN 48 did not have any effect on the Trust’s financial statements and no cumulative effect adjustments were recorded.

The Trust’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

College and University

Facility Loan Trust Two

Notes to Financial Statements

2.        Summary of Significant Accounting Policies (Continued)

(d)      Deferred Bond Issuance Costs

Deferred bond issuance costs are being amortized using the effective interest rate method over the estimated lives of the Bonds, which are based on the scheduled payments of the Loans.  When Loan prepayments occur, an additional portion of the deferred issuance costs is expensed in the year the prepayment occurred, so that the future effective interest rate remains unchanged.

(e)       Presentation of Capital Distributions

Capital distributions are accounted for in accordance with the American Institute of Certified Public Accountants Statement of Position (“SOP”) 93-2, “Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies.”  SOP 93-2 requires the Trust to report distributions that are in excess of tax-basis earnings and profits as a tax return of capital and to present the capital accounts on a basis that approximates the amounts that are available for future distributions on a tax basis.

In accordance with SOP 93-2, the Trust reclassifies certain amounts from distributions in excess of tax earnings to paid-in-capital.  The total reclassification is $498,070 as of November 30, 2008.  This reclassification has no impact on the net investment income or net assets of the Trust.

The reclassifications are a result of permanent differences between GAAP and tax accounting for such items as net operating losses and the accretion of purchase discount on the Loans.  Additionally, the amount deducted for the allowance for loan losses is not currently deductible for tax purposes and creates a temporary deficit reflected as distributions in excess of tax earnings in the accompanying statement of assets and liabilities.

College and University

Facility Loan Trust Two

Notes to Financial Statements

2.         Summary of Significant Accounting Policies (Continued)

(e)       Presentation of Capital Distributions (Continued)

On December 1, 2008 and June 1, 2008, distributions of $0.46 and $0.24 per certificate were declared and paid to certificateholders of record on November 20, 2008 and May 20, 2008, respectively.

The tax character of distributions paid was a return of capital of $1,233,825.

As of November 30, 2008, the components of distributable earnings on a tax basis were related to distributions in excess of tax earnings of $1,342,209.

The distributions in excess of tax earnings consist of allowance for loan losses of $832,376 and book to tax differences in the amortization of the original issue discount on the Bonds of $509,833 which will reverse in future years causing a reduction in taxable ordinary income.

(f)        Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Trust to make estimates, judgments and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent assets and liabilities at the date of the financial statements and for the period then ended.  On an on-going basis, the Trust evaluates the estimates used, including those related to the allowance for loan losses.  The Trust bases its estimates on historical experience, current conditions and various other assumptions that the Trust believes to be reasonable under the circumstances.  These estimates form the basis for making judgments about the carrying values of assets and liabilities and are not readily apparent from other sources.  These estimates are used to assist the Trust in the identification and assessment of the accounting treatment necessary with respect to commitments and contingencies.  Actual results may differ from these estimates under different assumptions or conditions.

College and University

Facility Loan Trust Two

Notes to Financial Statements

2.        Summary of Significant Accounting Policies (Continued)

(g)       Loans Receivable

The final payments for three loans, that have matured, were not received as of November 30, 2008 and therefore have been reported as Loans receivable.

(h)       Recent Accounting Pronouncements

In May 2008, the FASB issued SFAS No. 162, The Hierarchy of Generally Accepted Accounting Principles (SFAS 162).  The current hierarchy of generally accepted accounting principles is set forth in the American Institute of Certified Public Accountants (AICPA) Statement on Auditing Standards (SAS) No. 69, The Meaning of Present Fairly in Conformity With Generally Accepted Accounting Principles. SFAS 162 is intended to improve financial reporting by identifying a consistent framework, or hierarchy, for selecting accounting principles to be used in preparing financial statements that are presented in conformity with U.S. generally accepted accounting principles for nongovernmental entities. This Statement was effective November 15, 2008. The adoption of this statement did not have a material effect on the Trusts financial condition or results of operations, as the Statement does not directly impact the accounting principles applied in the preparation of the Trusts financial statements.

College and University

Facility Loan Trust Two

Notes to Financial Statements

3.         Bonds

The Bonds outstanding at November 30, 2008 consist of the following:

			Outstanding	Unamortized	Carrying

Interest

Stated

Principal

Discount

Amount

Type	Rate	Maturity	(000’s)	(000’s)	(000’s)

Sequential

4.00

%

June 1, 2018

$

43,282

$

7,053

$

36,229

Interest on the Bonds is payable semiannually.  On December 1, 2008, the Trust made a principal payment of $4,257,330 on the Bonds.  The average amount of bond principal outstanding for the period ended November 30, 2008 was approximately $44,427,000.

Principal payments on the Bonds will be made prior to the respective stated maturities on each bond payment date in an amount equal to the lesser of either (1) amounts available in the Revenue Fund after certain required payments of interest and principal (at the stated maturity of the Bonds) and administrative expenses after required transfers to the Expense Fund and the Liquidity Fund (such that the amounts on deposit are equal to the Expense Fund Requirement and the Liquidity Fund Requirement, respectively), or (2) the Maximum Principal Distribution Amount, as defined within the Indenture.  These principal payments will be applied to each class of Bonds in the order of their stated maturities, so that no payment of principal will be made on the Bonds of any class until all Bonds having an earlier stated maturity have been paid in full.

College and University

Facility Loan Trust Two

Notes to Financial Statements

3.        Bonds (Continued)

The estimated aggregate principal payments on the Bonds at November 30, 2008 after taking into consideration actual Loan prepayments, Defaulted Loans and the Maximum Principal Distribution Amount, as defined in the Indenture, are as follows:

Amount
Fiscal Year	(000’s)
2009	$6,486
2010	5,763
2011	5,311
2012	5,247
2013	4,627
Thereafter	15,848

Total	$43,282

Actual Bond principal payments may differ from estimated payments because borrowers may prepay or default on their obligations.  The Bonds are not subject to optional redemption by either the Trust or the bondholders.

In the event the Trust realizes negative cash flows, a Liquidity Fund has been established and maintained such that, on or before such payment date, the Liquidity Fund may be used by the Bond Trustee to make any required payments on the Bonds and to pay operating expenses of the Trust.  The original issue discount is being amortized using the effective interest rate method over the estimated lives of the Bonds, which are based on the scheduled payments of the Loans.  Accordingly, loan prepayments have the effect of accelerating bond payments.  When Bond payments occur sooner than estimated payments, a portion of the original issue discount is expensed in the year of prepayment, so that the future effective interest rate on the Bonds remains unchanged.

College and University

Facility Loan Trust Two

Notes to Financial Statements

4.                        Administrative Agreements

(a)       Servicer

As compensation for the services provided under the servicing agreement, Capmark Finance, Inc., formerly GMAC Commercial Mortgage, receives a servicing fee.  The fee is earned each date payments are received on each Loan and is equal to 0.075 of 1% of the outstanding principal balance of each Loan divided by the number of payments of principal and interest in a calendar year.  For the year ended November 30, 2008, this fee totaled $44,398.

(b)       Trustees

As compensation for services provided, the Owner and Bond Trustees are entitled under the Declaration of Trust and the Indenture to receive the following fees:

•                  The Owner Trustee, in its capacities as manager of the Trust and as Owner Trustee is entitled to annual fees of $12,500 and $15,000, respectively, under the Declaration of Trust agreement.  In addition the Owner Trustee incurred $1,000 of out-of-pocket expenses for the year ended November 30, 2008.  The expected future minimum payments to the Owner Trustee under such agreement will be $27,500 in fiscal years 2009, 2010, 2011, 2012, 2013, and will total $275,000 thereafter.

•                  The Bond Trustee is entitled to an annual fee equal to 0.015 of 1% of the aggregate outstanding principal of the Bonds on the bond payment date immediately preceding the date of payment of such fee.  The Bond Trustee is also reimbursed for out-of-pocket expenses in an amount not to exceed 4% of the applicable annual fee.  In addition, the Bond Trustee is reimbursed for other agreed-upon related expenses such as transaction costs.  For the year ended November 30, 2008, total Bond Trustee fees and related expenses amounted to $9,724.

College and University

Facility Loan Trust Two

Notes to Financial Statements

5.         Certificates

Holders of each of the Class B certificates receive amounts paid to the Owner Trustee pursuant to the Declaration of Trust on a pro rata basis.  On December 1, 2008, a distribution of $813,969 was made to the Class B certificateholders.  This payment is reflected as a liability in the accompanying statement of assets and liabilities.

While the Bonds are outstanding, distributions to the Class B certificateholders are made on the second business day in each June and December (the Distribution Date) and, after the Bonds are paid in full, on the first business day of each calendar month.  The certificateholders shall each be entitled to one vote per certificate.

6.                        Allowance For Loan Losses

An analysis of the allowance for loan losses for the year ended November 30, 2008 is summarized as follows:

Balance, beginning of year

$

832,376

Reduction in reserve for loan losses

—

Charge-offs

—

Balance, end of year

$

832,376

As discussed in Note 2(a), at November 30, 2008, there was one Loan placed on nonaccrual status, with an unpaid principal balance of approximately $51,000.  The recorded investment in that loan was approximately $38,000 with a related allowance for loan loss of $3,000.  This loan is not considered impaired, as we expect collection of future principal and interest payments.

College and University

Facility Loan Trust Two

Notes to Financial Statements

7.         Loans

Scheduled principal and interest payments on the Loans as of November 30, 2008 are as follows:

	Principal	Interest
	Payments	Payments	Total
Fiscal year	(000’s)	(000’s)	(000’s)

2009	$6,974	$1,630	$8,604
2010	6,424	1,415	7,839
2011	6,250	1,214	7,464
2012	5,871	1,017	6,888
2013	5,082	836	5,918
Thereafter	22,432	2,509	24,941

Total	$53,033	$8,621	$61,654

Expected payments may differ from contractual payments because borrowers may prepay or default on their obligations. Accordingly, actual principal and interest on the Loans may vary significantly from the scheduled payments.

College and University

Facility Loan Trust Two

Notes to Financial Statements

7.                        Loans (Continued)

The following analysis summarizes the stratification of the Loan portfolio by type of collateral and institution as of November 30, 2008.

		Amortized	% of
	Number	Cost	Amortized
Type of Collateral	of Loans	(000’s)	Cost

Loans secured by a first mortgage	90	$26,266	66.69%

Loans not secured by a first mortgage	27	13,118	33.31

Total Loans	117	$39,384	100%

		Amortized	% of
	Number	Cost	Amortized
Type of Institution	of Loans	(000’s)	Cost

Public	23	$13,597	34.52%

Private	94	25,787	65.48

Total Loans	117	$39,384	100%

The ability of a borrower to meet future debt service payments on a Loan will depend on a number of factors relevant to the financial condition of such borrower, including, among others, the size and diversity of the borrower’s sources of revenues; enrollment trends; reputation; management expertise; the availability and restrictions on the use of endowments and other funds; the quality and maintenance costs of the borrower’s facilities and, in the case of some Loans to public institutions, which are obligations of a state, the financial condition of the relevant state or other governmental entity and its policies with respect to education.  The ability of a borrower to maintain enrollment levels will depend on such factors as tuition costs, geographical location, geographic diversity, quality of the student body, quality of the faculty and the diversity of program offerings.

College and University

Facility Loan Trust Two

Notes to Financial Statements

7.                        Loans (Continued)

The collateral for Loans that are secured by a mortgage on real estate generally consists of special purpose facilities, such as dormitories, dining halls and gymnasiums, which are integral components of the overall educational setting.  As a result, in the event of borrower default on a Loan, the Trust’s ability to realize the outstanding balance of the Loan through the sale of the underlying collateral may be negatively impacted by the special purpose nature and location of such collateral.

8.        Fair Value of Financial Instruments

Statement of Financial Accounting Standards No. 107, “Disclosures about Fair Value of Financial Instruments,” allows for the use of a wide range of valuation techniques; therefore, it may be difficult to compare the Trust’s fair value information to independent markets or to other fair value information.

Current market prices are not available for most of the Trust’s financial instruments since an active market generally does not exist for such instruments.  In accordance with the terms of the Indenture, the Trust is required to hold all of the Loans to maturity and to use the cash flows therefrom to retire the Bonds.  Accordingly, the Trust has estimated the fair values of its financial instruments both Loans and Bonds using a discounted cash flow methodology.  This methodology is similar to the approach used at the formation of the Trust to determine the carrying amounts of these items for financial reporting purposes.  In applying the methodology, the calculations have been adjusted for the change in the relevant market rates of interest, the estimated duration of the instruments and an internally developed credit risk rating of the instruments.  All calculations are based on the scheduled principal and interest payments on the Loans because the prepayment rate on these Loans is not subject to estimate.

College and University

Facility Loan Trust Two

Notes to Financial Statements

8.        Fair Value of Financial Instruments (Continued)

The fair values of these long-term fixed-maturity investments are determined by adding a market rate adjustment to the carrying value of the investment. This market rate adjustment is calculated using the net present value of the difference between future interest income to the trust at the issue rate and the future interest income at the current market rate through the maturity of the investment. The current market rate at November 30, 2008, is based upon bonds with similar characteristics and maturity dates of the investment agreements.

The estimated fair value of the Trust’s financial instruments and the related book value presented in the accompanying statement of assets and liabilities as of November 30, 2008 is as follows:

	Amortized
	Cost		Fair Value
	(000’s)		(000’s)

Loans	$38,552	*	$45,227

Investment Agreements:
Revenue Fund	6,302		6,270
Liquidity Fund	922		931

	$45,776		$52,428

Bonds payable	$36,229		$41,207

*Net of allowance for loan losses of $832,376.

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

SCHEDULE OF INVESTMENTS

November 30, 2008

(Dollar Amounts in Thousands)

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)
	COLLEGE AND UNIVERSITY LOANS (84.2%)
	ALABAMA
$1,095	Alabama Agricultural and Mechanical University	3.000	05/01/2018	10.27	$805
1,350	Auburn University	3.000	12/01/2018	9.16	992
	CALIFORNIA
108	Azusa Pacific University	3.750	04/01/2015	10.88	86
485	California State University	3.000	11/01/2013	8.93	410
1,603	California State University	3.000	11/01/2019	8.99	1,171
299	Lassen Junior College District	3.000	04/01/2020	10.27	208
171	Occidental College	3.000	10/01/2019	10.41	116
975	University Student Co-Operative Association	3.000	04/01/2019	10.70	676
50	West Valley College	3.000	04/01/2009	10.50	48
	COLORADO
180	Regis College (Denver)	3.000	11/01/2012	10.47	151
	DELAWARE
81	Wesley College	3.375	05/01/2013	10.88	70
414	University of Delaware	3.000	12/01/2018	8.81	309
	FLORIDA
41	Florida Institute of Technology	3.000	11/01/2009	10.53	39
1,005	University of Florida	3.000	07/01/2014	10.15	792
	GEORGIA
67	Emmanuel College	3.000	11/01/2013	10.45	54
35	LaGrange College	3.000	03/01/2009	11.06	33
204	Mercer University	3.000	05/01/2014	10.58	166
220	Morehouse College	3.000	07/01/2010	10.50	195
490	Paine College	3.000	10/01/2016	10.45	362
	ILLINOIS
455	Concordia College	3.000	05/01/2019	10.65	316
690	Sangamon State University	3.000	11/01/2018	10.12	507
	INDIANA
326	Taylor University	3.000	10/01/2013	10.49	265
2,660	Vincennes University	3.000	06/01/2023	9.02	1,764
	IOWA
168	Simpson College	3.000	07/01/2016	10.58	123
	KENTUCKY
56	Georgetown College	3.000	12/01/2008	10.04	53
180	Georgetown College	3.000	12/01/2009	10.05	166
93	Transylvania University	3.000	11/01/2010	10.51	83
	MARYLAND
127	Hood College	3.625	11/01/2014	10.54	103
1,012	Morgan State University	3.000	11/01/2014	10.56	808

The accompanying notes are an integral part of this schedule.

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

SCHEDULE OF INVESTMENTS

November 30, 2008

(Dollar Amounts in Thousands)

(continued)

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)
	MASSACHUSETTS
$156	Hampshire College	3.000	07/01/2013	10.75	$127
595	Hampshire College	3.000	02/01/2014	10.70	477
80	Brandeis University	3.000	11/01/2011	10.64	71
380	College of the Holy Cross	3.625	10/01/2013	10.60	317
1,761	Northeastern University	3.000	05/01/2018	10.53	1,265
173	Springfield College	3.500	05/01/2013	10.67	150
1,535	Tufts University	3.000	10/01/2021	10.39	992
	MICHIGAN
2	Albion College	3.000	10/01/2009	10.56	3
	MINNESOTA
58	College of Saint Thomas	3.000	11/01/2009	10.53	54
279	MacAlester College	3.000	05/01/2020	10.46	192
	MISSISSIPPI
709	Hinds Junior College	3.000	04/01/2013	10.42	610
384	Millsaps College	3.000	11/01/2021	10.34	250
1,035	Mississippi State University	3.000	12/01/2020	9.64	709
	MISSOURI
128	Drury College	3.000	04/01/2015	10.63	101
98	Drury College	3.000	10/01/2010	10.75	89
	MONTANA
162	Carroll College	3.750	06/01/2014	10.46	129
99	Carroll College	3.000	06/01/2018	10.15	70
	NEW HAMPSHIRE
84	New England College	3.000	04/01/2016	10.77	63
	NEW JERSEY
930	Fairleigh Dickinson University	3.000	11/01/2017	10.39	670
305	Newark Beth Israel Hospital	3.625	01/01/2014	11.06	246
730	Rider College	3.625	11/01/2013	10.42	604
247	Rider College	3.000	05/01/2017	10.70	182
370	Rutgers, The State University	3.750	05/01/2016	9.19	303
	NEW MEXICO
343	College of Santa Fe	3.000	10/01/2018	10.43	243
	NEW YORK
330	Daemen College	3.000	04/01/2016	10.77	249
641	D’Youville College	3.000	04/01/2018	10.90	455
695	Hofstra University	3.000	11/01/2012	10.61	591
83	Long Island University	3.000	11/01/2009	10.69	79
255	Long Island University	3.625	06/01/2014	10.49	202
334	Memorial Hospital for Cancer and Allied Diseases	3.375	04/01/2012	10.68	293
55	Utica College	3.000	11/01/2009	10.53	51

The accompanying notes are an integral part of this schedule.

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

SCHEDULE OF INVESTMENTS

November 30, 2008

(Dollar Amounts in Thousands)

(continued)

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)
	NORTH CAROLINA
$23	Catawba College	3.000	12/01/2009	10.27	$20
210	Elizabeth City State University	3.000	10/01/2017	10.02	153
258	Saint Mary’s College	3.000	06/01/2020	10.14	172
	OHIO
5	Rio Grande College	3.000	03/30/2009	10.93	5
69	University of Steubenville	3.125	04/01/2010	10.98	64
385	Wittenberg University	3.000	05/01/2015	10.76	301
133	Wittenberg University	3.000	11/01/2017	10.39	96
2	Wooster Business College	3.000	03/30/2009	10.88	2
	OREGON
459	George Fox College	3.000	07/01/2018	10.64	326
51	Linfield College	3.000	10/01/2017	10.44	38
	PENNSYLVANIA
243	Albright College	3.000	11/01/2015	10.23	191
30	Carnegie-Mellon University	3.000	05/01/2009	10.73	29
560	Carnegie-Mellon University	3.000	11/01/2017	10.51	409
550	Drexel University	3.500	05/01/2014	10.53	457
200	Gannon University	3.000	11/01/2011	10.49	173
143	Gannon University	3.000	12/01/2022	10.13	91
112	Lycoming College	3.625	05/01/2014	10.64	92
165	Lycoming College	3.750	05/01/2015	10.62	133
78	Moravian College	3.375	11/01/2012	10.52	66
1,630	Philadelphia College of Art	3.000	01/01/2022	10.62	1,037
265	Saint Vincent College	3.500	05/01/2013	10.86	223
153	Seton Hill College	3.625	11/01/2014	10.53	123
725	Villanova University	3.000	04/01/2019	10.70	502
230	York Hospital	3.000	05/01/2020	10.64	157
	SOUTH CAROLINA
1,158	Benedict College	3.000	11/01/2020	10.36	772
66	Morris College	3.000	11/01/2009	10.53	61
	TENNESSEE
183	Cumberland University	3.000	08/01/2017	10.52	130
119	Hiwassee College	3.000	09/15/2018	10.58	83
	TEXAS
180	Houston Tillotson College	3.500	04/01/2014	10.90	147
1,150	Southwest Texas State University	3.000	10/01/2015	9.51	905
672	Stephen F. Austin State University	3.375-3.500	10/01/2012	9.57	579
71	Texas A & I University	3.000	07/01/2009	9.57	66
210	Texas Southern University	3.500	04/01/2013	10.45	178
404	University of Saint Thomas	3.000	10/01/2019	10.41	275

The accompanying notes are an integral part of this schedule.

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

SCHEDULE OF INVESTMENTS

November 30, 2008

(Dollar Amounts in Thousands)

(continued)

						Internal
Outstanding			Stated			Rate of	Amortized
Principal			Interest	Maturity		Return % (A)	Cost (Notes
Balance		Description	Rate %	Date		(Unaudited)	1 and 2)
		VERMONT
$62		Champlain College	3.000	12/01/2013		10.19	$49
726		Saint Michael’s College	3.000	05/01/2013		10.60	608
115		Vermont State College	3.000	07/01/2014		9.30	93
		VIRGINIA
185		James Madison University	3.000	06/01/2009		10.49	170
243		Lynchburg College	3.750	05/01/2015		10.64	198
380		Lynchburg College	3.000	05/01/2018		10.68	274
138		Mary Baldwin College	3.375	05/01/2012		10.68	121
335		Marymount University	3.000	05/01/2016		10.52	256
1,924		Norfolk State University	3.000	12/01/2021		9.77	1,278
45		Randolph-Macon College	3.000	05/01/2010		10.72	42
221		Saint Paul’s College	3.000	11/01/2014		10.56	176
717		Virginia Commonwealth University	3.000	06/01/2011		10.01	619
15		Virginia Wesleyan College	3.000	11/01/2009		10.54	14
39		Virginia Wesleyan College	3.000	11/01/2010		10.51	35
		WEST VIRGINIA
91		Bethany College	3.375	11/01/2012		10.54	78
155		Bethany College	3.000	11/01/2017		10.40	111
185		Bethany College	3.000	11/01/2012		10.40	158
		WISCONSIN
220		Carroll College	3.750	03/01/2015		10.93	175
285		Marian College	3.000	10/01/2016		10.45	211
		DISTRICT OF COLUMBIA
1,813		Georgetown University	3.000	11/01/2020		10.36	1,209
4,770		Georgetown University	4.000	11/01/2020		10.52	3,355
		PUERTO RICO
1,312		Inter American University of Puerto Rico	3.000	01/01/2017		10.94	963
489		University of Puerto Rico, Rio Piedras Campus	3.000	06/01/2011		9.39	427
53,033		Total College and University Loans					39,384

		Allowance for Loan Losses					832

		Net Loans of the Trust					38,552

		INVESTMENT AGREEMENTS (15.8%)
6,302		JPMorgan Chase Bank - Revenue Fund	7.050	06/01/2018	(C)	7.050	6,302
922		JPMorgan Chase Bank - Liquidity Fund	7.750	06/01/2018	(C)	7.750	922
7,224		Total Investment Agreements					7,224
$60,257	(B)	Total Investments (100.0)%					$45,776

(A)  Represents the rate of return based on the contributed cost and the amortization to maturity.

(B) The tax basis in the investments is approximately $60,257.

(C) Terminates at the earlier of June 1, 2018 or the date on which the Bonds are paid-in-full. (Note 2)

The accompanying notes are an integral part of this schedule.

ITEM 2.  CODE OF ETHICS

Not applicable to the registrant.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to the registrant.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2008 - $90,000

Fiscal year ended 2007 - $90,000

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2008 - $0

Fiscal year ended 2007 - $0

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2008 - $0

Fiscal year ended 2007 - $0

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2008 - $65,400

-$44,000 in connection with Accountants’ Report on Applying Agreed-Upon Procedures to comply with the requirements of section 4.7 (c) of the Trust’s Indenture.

-$15,000 in connection with Accountants’ Report on Applying Agreed-Upon Procedures to relating to the Trust’s Servicing Agreement.

-$6,400 out of pocket expenses.

Fiscal year ended 2007 - $62,000

-$42,000 in connection with Accountants’ Report on Applying Agreed-Upon Procedures to comply with the requirements of section 4.7 (c) of the Trust’s Indenture.

-$15,000 in connection with Accountants’ Report on Applying Agreed-Upon Procedures to relating to the Trust’s Servicing Agreement.

-$5,000 out of pocket expenses.

(e)

(1) Audit Committee Policies regarding Pre-approval of Services.

Not applicable to the registrant.

(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph  (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Not applicable to the registrant.

(f) Not applicable to the registrant.

(g) Not applicable to the registrant.

(h) Not applicable to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to the registrant.

ITEM 6.  SCHEDULE OF INVESTMENTS

Schedule is included as part of the report to shareholders filed under Item 1.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 8.  PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to the registrant.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable to the registrant.

ITEM 11.  CONTROLS AND PROCEDURES

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

ITEM 12.  EXHIBITS

The following exhibits are attached to this Form N-CSR:

(a)

(1)          Code of ethics or amendments: not applicable to the registrant.

(2)          Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Investment Company Act of 1940, is attached.

(3)          Annual Compliance Statement of the Servicer, Capmark Finance, is attached.

(4)          Report on Compliance with minimum Master Servicing Standards is attached.

(5)          Capmark reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.

(b) Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	College and University Facility Loan Trust Two

By (Signature and Title)	/s/ James Byrnes Vice President

Date	February 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James Byrnes Vice President

Date	February 8, 2009